                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number       811-21591
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               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
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               (Exact name of registrant as specified in charter)

   4500 MAIN STREET, KANSAS CITY, MISSOURI                         64111
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  (Address of principal executive offices)                      (Zip code)

     CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:    816-531-5575
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Date of fiscal year end:     07/31
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Date of reporting period:    07/01/2006 - 06/30/2007
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Item 1.  Proxy Voting Record.

There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant)    AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
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By (Signature and Title)     /s/ Jonathan S. Thomas
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                             Jonathan S. Thomas
                             President

Date    August 27, 2007
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